Property, Plant and Equipment, Net	6 Months Ended
Mar. 31, 2026
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
6.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of March 31, 2026	As of September 30, 2025
	(Unaudited)
Property and buildings	$17,674,164	$11,464,247
Machinery and equipment	5,842,792	5,304,738
Vehicle	193,164	187,476
Office and electric equipment	156,961	151,449
Buildings improvement	328,088	317,903
Subtotal	24,195,169	17,425,813
Less: impairment	930,819	901,923
Less: accumulated depreciation	6,589,848	5,936,038
Property, plant and equipment, net	$16,674,502	$10,587,852

As of the date of this unaudited condensed consolidated financial statements, Work Hangzhou has not obtained the property ownership certificate for two buildings.

As of March 31, 2026, buildings with a net book value of $2,047,875 were pledged as collateral to secure for the borrowings of $6,161,206 from Xiaoshan Rural Commercial Bank.

Depreciation expenses were $470,244 and $297,541 for the six months ended March 31, 2026 and 2025, respectively.

No impairment was recognized for the six months ended March 31, 2026 and 2025.